Finance Income and Costs - Summary of Analysis of Finance Costs (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Finance Income [Abstract]
Interest expenses due to financial institutions	€ 2,864	€ 3,346	€ 2,564
Interests expenses related to lease liabilities	3,810	3,090	2,877
Other interest expenses	1,168	675	1,033
Financial institution commissions	2,359	2,156	2,067
Total	€ 10,201	€ 9,267	€ 8,541